Equity	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Equity

26.	Equity
26.1.	Share capital (net of share issuance costs)

As of June 30, 2023 and December 31, 2022, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2023 and December 31, 2022, the Company held treasury shares, in the amount of US$ 2, of which 222,760 are common shares and 72,909 are preferred shares.

26.2.	Distributions to shareholders

Dividends relating to 2022

On April 27, 2023, the Annual General Shareholders Meeting approved dividends relating to 2022, amounting to US$ 43,187 (US$ 3.3106 per outstanding share). This amount includes US$ 36,323 anticipated during 2022 (updated by SELIC interest rate from the date of each payment to December 31, 2022) and US$ 6,864 of complementary dividends (US$ 0.5262 per outstanding share) which was accounted for as additional dividends proposed as of December 31, 2022.

These complementary dividends were reclassified from shareholders' equity to liabilities on the date of approval on the Annual General Shareholders Meeting. The first and second installments were paid on May 19 and June 16, 2023, respectively, while the third and final installment will be paid on December 27, 2023, all of them including the update by the SELIC interest rate from December 31, 2022 to the date of payment.

Anticipation of dividends relating to 2023

On May 11, 2023, the Board of Directors approved the distribution of remuneration to shareholders in the total amount of US$ 4,970 (R$ 24,700 million), equivalent to US$ 0.3810 (R$ 1.8936) per common and preferred shares, based on the result for the period from January to March 2023 (interim), as shown in the following table:

	Date of approval	Date of record	Amount per common and preferred share	Amount
Interim dividends	05.11.2023	06.12.2023	0.2465	3,215
Interim interest on capital	05.11.2023	06.12.2023	0.1345	1,755
Total distributions to shareholders			0.3810	4,970

These dividends and interest on capital will be paid in 2 equal installments of US$ 2,485, on August 18 and September 20, 2023. They will be updated by the SELIC interest rate from the date of each payment to the end of the fiscal year and will be considered when determining the remaining dividends to be paid relating to 2022 when the annual amounts are calculated.

This anticipation of interest on capital resulted in a deductible expense which reduced the income tax expense by US$ 611. This amount was subject to withholding income tax (IRRF) of 15%, except for immune and exempt shareholders, as established in applicable law.

Dividends payable

As of June 30, 2023, the balance of dividends payable relates to third and last installment of complementary dividends of 2022, monetarily restated based on the SELIC interest rate, and to the anticipation of dividends relating to the first quarter of 2023.

Changes in dividends payable, within current liabilities, are set out below:

	Jan-Jun/2023	Jan-Jun/2022
Consolidated opening balance of dividends payable	4,171	−
Opening balance of dividends payable to non-controlling shareholders	(2)	−
Opening balance of dividends payable to shareholders of Petrobras	4,169	−
Additions relating to complementary dividends	6,864	6,688
Additions relating to anticipated dividends	4,970	9,683
Payments made	(10,397)	(12,429)
Monetary restatement (1)	427	298
Transfers to unclaimed dividends	(45)	(56)
Withholding income taxes over interest on capital and monetary restatement (2)	(200)	(133)
Translation adjustment	608	575
Closing balance of dividends payable to shareholders of Petrobras	6,396	4,626
Closing balance of dividends payable to non-controlling shareholders	−	7
Consolidated closing balance of dividends payable	6,396	4,633

(1)	It includes US$ 343 over dividends paid and US$ 84 over dividends payable.
(2)	It includes US$ 36 over dividends paid and US$ 164 over dividends approved in the first quarter of 2023.

In the six-month period ended June 30, 2023, Petrobras paid the second installment of anticipated dividends of 2022 and the two installments relating to the complementary dividends of 2022, monetarily restated based on the SELIC interest rate from December 31, 2022 to the payment dates.

Unclaimed dividends

As of June 30, 2023, the balance of dividends not claimed by shareholders of Petrobras is US$ 300 recorded as other current liabilities, as described in note 16 (US$ 241 as of December 31, 2022). The payment of these dividends was not carried out due to the lack of registration data for which the shareholders are responsible with the custodian bank for the Company's shares and with Petrobras.

	Jan-Jun/2023	Jan-Jun/2022
Changes in unclaimed dividends
Opening balance	241	86
Transfers from dividends payable	(7)	(56)
Prescription	45	−
Translation adjustment	21	(30)
Closing Balance	300	−

26.3.	Earnings per share

		Jan-Jun/2023			Jan-Jun/2022
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	7,513	5,656	13,169	11,191	8,424	19,615
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.01	1.01	1.01	1.50	1.50	1.50
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	2.02	2.02	2.02	3.00	3.00	3.00

		Apr-Jun/2023			Apr-Jun/2022
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	3,325	2,503	5,828	6,282	4,728	11,010
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.45	0.45	0.45	0.84	0.84	0.84
Basic and diluted earnings (losses) per ADS equivalent - in U.S. dollars (*)	0.90	0.90	0.90	1.68	1.68	1.68

(*)	Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings per share are calculated by adjusting the net income attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings are identical as the Company has no potentially dilutive shares.